Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
In accordance with ASC 820, assets and liabilities measured at fair value on a recurring basis are as follows:

June 30, 2014	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$15,263	$—	$—	$15,263
Preferred stock	—	4,873	—	4,873
Fixed maturities:				—
U.S. Treasury and Federal agencies	191,911	—	—	191,911
State and political subdivision bonds	—	154,798	—	154,798
Residential mortgage-backed securities	—	392,572	—	392,572
Corporate bonds	—	738,045	—	738,045
Commercial mortgage-backed securities	—	22,378	—	22,378
Asset-backed other securities	—	999	—	999
Foreign government	—	6,219	—	6,219
Other investments	—	—	4,285	4,285
Total assets	$207,174	$1,319,884	$4,285	$1,531,343

Liabilities
Securities sold under agreements to repurchase	$—	$60,097	$—	$60,097
Total liabilities	$—	$60,097	$—	$60,097

December 31, 2013	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$1,939	$—	$—	$1,939
Preferred stock	—	4,348	—	4,348
Fixed maturities:				—
U.S. Treasury and Federal agencies	31,575	—	—	31,575
State and political subdivision bonds	—	99,584	—	99,584
Residential mortgage-backed securities	—	269,429	—	269,429
Corporate bonds	—	491,795	—	491,795
Commercial mortgage-backed securities	—	8,128	—	8,128
Other investments	—	—	2,893	2,893
Total assets	$33,514	$873,284	$2,893	$909,691

Liabilities
Securities sold under agreements to repurchase	$—	$109,629	$—	$109,629
Total liabilities	$—	$109,629	$—	$109,629